Investment Portfolio - March 31, 2023

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]1	VALUE

COMMON STOCKS - 0.8%

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Jonah Energy Parent LLC*[2]
(Identified Cost $980,115)	65,341	$2,940,345

PREFERRED STOCKS - 0.4%

Information Technology - 0.4%
Software - 0.4%
Synchronoss Technologies, Inc.
(Identified Cost $2,009,723)	80,854	1,401,200

LOAN ASSIGNMENTS - 2.7%

Evolution Well Services Holdings LLC, Term Loan, (U.S. Secured Overnight Financing Rate + 7.25%), 9.75%, 3/4/2027[3]	4,000,000	3,880,000
CSC Holdings LLC, Term Loan, (U.S. Secured Overnight Financing Rate + 4.50%), 9.327%, 1/18/2028[3]	6,486,807	5,990,567

TOTAL LOAN ASSIGNMENTS (Identified Cost $9,914,789)		9,870,567

CORPORATE BONDS - 91.2%

Non-Convertible Corporate Bonds- 91.2%
Communication Services - 3.9%
Media - 3.9%
CCO Holdings LLC - CCO Holdings Capital Corp., 4.25%, 2/1/2031[4]	6,715,000	5,570,855
iHeartCommunications, Inc., 6.375%, 5/1/2026	5,910,000	5,214,980
Sirius X.M. Radio, Inc., 4.00%, 7/15/2028[4]	4,250,000	3,653,217

Total Communication Services		14,439,052

Consumer Discretionary - 5.4%
Automobiles - 1.5%
Ford Motor Credit Co. LLC, 7.35%, 3/6/2030	5,500,000	5,653,486

Hotels, Restaurants & Leisure - 2.9%
Affinity Interactive, 6.875%, 12/15/2027[4]	5,700,000	5,093,384
Royal Caribbean Cruises Ltd., 5.50%, 4/1/2028[4]	6,315,000	5,560,552
		10,653,936
Specialty Retail - 1.0%
Staples, Inc., 10.75%, 4/15/2027[4]	5,070,000	3,676,654

Total Consumer Discretionary		19,984,076
	SHARES/ PRINCIPAL AMOUNT[1]1	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 1.5%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[4]	7,000,000	$5,399,785

Food Products - 1.4%
Viterra Finance B.V. (Netherlands), 3.20%, 4/21/2031[4]	6,693,000	5,283,857

Total Consumer Staples		10,683,642

Energy - 11.4%
Oil, Gas & Consumable Fuels - 11.4%
Atlantica Sustainable Infrastructure plc (Spain), 4.125%, 6/15/2028[4]	7,481,000	6,754,735
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[4]	6,941,102	6,285,240
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.00%, 2/1/2029[4]	3,600,000	3,422,354
Guara Norte Sarl (Brazil), 5.198%, 6/15/2034[4]	7,125,210	6,145,846
Hess Midstream Operations LP, 4.25%, 2/15/2030[4]	6,315,000	5,636,959
Martin Midstream Partners LP - Martin Midstream Finance Corp., 11.50%, 2/15/2028[4]	3,625,000	3,471,998
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[4]	3,500,000	3,246,685
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 07/14/2021, cost $1,666,000)[5]	1,700,000	1,546,919
Summit Midstream Holdings LLC - Summit Midstream Finance Corp., 8.50%, 10/15/2026[4]	5,865,000	5,633,729

Total Energy		42,144,465

Financials - 21.0%
Banks - 1.0%
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	3,880,000	3,834,096

Capital Markets - 2.3%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]	6,000,000	5,304,638
StoneX Group, Inc., 8.625%, 6/15/2025[4]	3,170,000	3,192,379
		8,497,017
Consumer Finance - 5.5%
Navient Corp., 5.625%, 8/1/2033	10,295,000	7,641,080
PRA Group, Inc., 8.375%, 2/1/2028[4]	3,465,000	3,472,913
SLM Corp., 3.125%, 11/2/2026	10,550,000	9,031,328
		20,145,321

Investment Portfolio - March 31, 2023

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]1	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services - 9.8%
Burford Capital Global Finance LLC, 6.875%, 4/15/2030[4]	3,950,000	$3,404,829
Coinbase Global, Inc., 3.375%, 10/1/2028[4]	4,600,000	2,816,524
FS Energy & Power Fund, 7.50%, 8/15/2023[4]	6,020,000	6,011,585
LD Holdings Group LLC, 6.125%, 4/1/2028[4]	4,900,000	2,240,599
MGIC Investment Corp., 5.25%, 8/15/2028	5,000,000	4,750,201
Midcap Financial Issuer Trust, 6.50%, 5/1/2028[4]	6,500,000	5,502,488
Radian Group, Inc., 4.875%, 3/15/2027	7,815,000	7,385,157
United Wholesale Mortgage LLC, 5.50%, 4/15/2029[4]	5,025,000	4,186,820
		36,298,203
Insurance - 2.4%
Enact Holdings, Inc., 6.50%, 8/15/2025[4]	9,020,000	8,786,249

Total Financials		77,560,886

Health Care - 9.3%
Health Care Providers & Services - 4.4%
AdaptHealth LLC, 4.625%, 8/1/2029[4]	6,398,000	5,332,685
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030[4]	4,755,000	3,705,299
DaVita, Inc., 4.625%, 6/1/2030[4]	4,850,000	4,138,505
Pediatrix Medical Group, Inc., 5.375%, 2/15/2030[4]	3,224,000	2,918,373
		16,094,862
Life Sciences Tools & Services - 1.5%
Syneos Health, Inc., 3.625%, 1/15/2029[4]	6,750,000	5,566,039
Pharmaceuticals - 3.4%
Bausch Health Companies, Inc., 4.875%, 6/1/2028[4]	5,500,000	3,269,327
Perrigo Finance Unlimited Co., 4.40%, 6/15/2030	4,000,000	3,587,383
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 8.125%, 9/15/2031	5,500,000	5,774,492
		12,631,202
Total Health Care		34,292,103

Industrials - 20.7%
Air Freight & Logistics - 2.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/2028[4]	5,455,000	4,879,590
Rand Parent LLC, 8.50%, 2/15/2030[4]	3,830,000	3,599,890
		8,479,480
	SHARES/ PRINCIPAL AMOUNT[1]1	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products - 1.1%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[4]	4,250,000	$4,046,019

Construction & Engineering - 5.7%
Global Infrastructure Solutions, Inc., 5.625%, 6/1/2029[4]	4,350,000	3,627,539
IEA Energy Services LLC, 6.625%, 8/15/2029[4]	6,800,000	6,478,568
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[4]	8,500,000	6,844,419
Tutor Perini Corp., 6.875%, 5/1/2025[4]	6,000,000	4,210,505
		21,161,031
Electrical Equipment - 1.4%
GrafTech Finance, Inc., 4.625%, 12/15/2028[4]	6,220,000	5,247,940

Machinery - 1.4%
Hillenbrand, Inc., 3.75%, 3/1/2031	6,437,000	5,364,707

Marine Transportation - 4.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	9,355,000	9,003,682
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[4]	6,200,000	6,254,760
		15,258,442
Passenger Airlines - 3.7%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[4]	2,153,485	2,183,692
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 7/11/2030	2,391,320	2,087,312
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	6,167,768	5,503,250
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	4,059,329	3,822,996
		13,597,250
Professional Services - 1.0%
TriNet Group, Inc., 3.50%, 3/1/2029[4]	4,100,000	3,520,827

Total Industrials		76,675,696

Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.9%
TTM Technologies, Inc., 4.00%, 3/1/2029[4]	3,900,000	3,374,211

Software - 2.5%
GoTo Group, Inc., 5.50%, 9/1/2027[4]	6,950,000	3,583,816

Investment Portfolio - March 31, 2023

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]1	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software (continued)
Open Text Holdings, Inc. (Canada), 4.125%, 12/1/2031[4]	6,853,000	$5,663,844
		9,247,660
Total Information Technology		12,621,871

Materials - 4.9%
Containers & Packaging - 0.9%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc., 5.25%, 8/15/2027[4]	4,270,000	3,371,784

Metals & Mining - 2.9%
Eldorado Gold Corp. (Turkey), 6.25%, 9/1/2029[4]	6,140,000	5,687,569
Endeavour Mining plc (Burkina Faso), 5.00%, 10/14/2026[4]	6,025,000	5,060,328
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017 - 05/15/2020, cost $1,518,841)[5,6]	6,535,000	653
		10,748,550
Paper & Forest Products - 1.1%
Clearwater Paper Corp., 4.75%, 8/15/2028[4]	4,245,000	3,813,446

Total Materials		17,933,780
Real Estate - 3.9%
Industrial REITs - 1.3%
IIP Operating Partnership LP, 5.50%, 5/25/2026	5,455,000	4,678,530
	SHARES/ PRINCIPAL AMOUNT[1]1	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Specialized REITs - 2.6%
ATP Tower Holdings LLC - Andean Tower Partners Colombia SAS - Andean Telecom Par (Chile), 4.05%, 4/27/2026[4]	6,277,000	$5,437,755
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021 - 07/08/2022, cost $4,114,250)[5]	4,355,000	4,153,622
		9,591,377
Total Real Estate		14,269,907

Utilities - 4.4%
Electric Utilities - 2.2%
NRG Energy, Inc., 3.375%, 2/15/2029[4]	9,750,000	8,097,125

Independent Power and Renewable Electricity Producers - 2.2%
Vistra Operations Co. LLC, 4.375%, 5/1/2029[4]	9,230,000	8,219,450

Total Utilities		16,316,575

TOTAL CORPORATE BONDS (Identified Cost $357,011,164)		336,922,053

ASSET-BACKED SECURITIES - 1.0%

Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.716%, 2/15/2031[4]
(Identified Cost $3,850,000)	3,850,000	3,842,330

SHORT-TERM INVESTMENT - 3.0%

Dreyfus Government Cash Management, Institutional Shares, 4.71%[7]
(Identified Cost $11,247,915)	11,247,915	11,247,915

TOTAL INVESTMENTS - 99.1% (Identified Cost $385,013,706)		366,224,410
OTHER ASSETS, LESS LIABILITIES - 0.9%		3,270,765

NET ASSETS - 100%		$369,495,175

REIT - Real Estate Investment Trust

*Non-income producing security.
[1]Amount is stated in USD unless otherwise noted.
[2]Security has been valued using significant unobservable inputs.
[3]Floating rate security. Rate shown is the rate in effect as of March 31, 2023.
[4]Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $251,730,509, which represented 68.1% of the Series’ Net Assets.

Investment Portfolio - March 31, 2023

(unaudited)

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2023 was $5,701,194, or 1.5% of the Series’ Net Assets.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Rate shown is the current yield as of March 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$2,940,345	$—	$—	$2,940,345
Preferred securities:
Information Technology	1,401,200	1,401,200	—	—
Debt securities:
Loan Assignments	9,870,567	—	9,870,567	—
Corporate debt:
Communication Services	14,439,052	—	14,439,052	—
Consumer Discretionary	19,984,076	—	19,984,076	—
Consumer Staples	10,683,642	—	10,683,642	—
Energy	42,144,465	—	42,144,465	—
Financials	77,560,886	—	77,560,886	—
Health Care	34,292,103	—	34,292,103	—
Industrials	76,675,696	—	76,675,696	—
Information Technology	12,621,871	—	12,621,871	—
Materials	17,933,780	—	17,933,780	—
Real Estate	14,269,907	—	14,269,907	—
Utilities	16,316,575	—	16,316,575	—
Asset-backed securities	3,842,330	—	3,842,330	—
Short-Term Investment	11,247,915	11,247,915	—	—
Total assets	$366,224,410	$12,649,115	$350,634,950	$2,940,345

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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